Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Component of Income Tax Expense (Benefit)	The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2018, 2017 and 2016 consisted of the following:

	2018	2017	2016
Current
Bermuda	$—	$—	$—
Foreign	1,407	2,142	930
	1,407	2,142	930
Deferred
Bermuda	—	—	—
Foreign	618	(524)	(4,377)
	618	(524)	(4,377)
	$2,025	$1,618	$(3,447)

Components of Income (Loss) Before Income Taxes and Noncontrolling Interest

The components of income (loss) before income taxes and noncontrolling interest were as follows:

	2018	2017	2016
Bermuda sources	$—	$—	$—
Foreign sources	56,275	22,360	(61,323)
	$56,275	$22,360	$(61,323)

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income (loss) is as follows:

	2018		2017		2016
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	142	(0.24)%	1,297	(5.80)%	5,339	8.80%
Tax uncertainties	(2,167)	3.84%	(2,915)	13.04%	(1,892)	(3.18)%
	$(2,025)	3.60%	$(1,618)	7.24%	$3,447	5.62%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are presented below:

	2018	2017
Deferred tax assets
Net operating loss carryforwards	$19,616	$19,209
Other	2,173	1,557
	21,789	20,766
Valuation allowance (net operating loss)	(992)	(1,138)
Deferred tax assets	20,797	19,628
Deferred tax liabilities
Containers, net	25,039	23,275
Other	710	671
Deferred tax liabilities	25,749	23,946
Net deferred tax liabilities	$4,952	$4,318

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2018 and 2017 are as follows:

Balance at December 31, 2016	$13,331
Increases related to prior year tax positions	100
Decreases related to prior year tax positions	(12)
Increases related to current year tax positions	3,642
Lapse of statute of limitations	(911)
Balance at December 31, 2017	16,150
Increases related to prior year tax positions	4
Decreases related to prior year tax positions	(2)
Increases related to current year tax positions	3,131
Lapse of statute of limitations	(1,138)
Balance at December 31, 2018	$18,145